Certain risks and concentration (Tables)	12 Months Ended
Dec. 31, 2018
Certain risks and concentration
Schedule of Financial Information of VIEs and its subsidiary Excluding Intercompany Items with Company's Subsidiaries

	As of December 31,
	2017	2018
Assets
Current assets
Cash and cash equivalents	1,585	1,865
Accounts receivable, net	5,553	2,357
Other current assets	552	604
Total current assets	7,690	4,826
Non-current assets
Property and equipment, net	14	9
Intangible assets	—	697
Other non-current assets	163	174
Total non-current assets	177	880
Total assets	7,867	5,706
Liabilities
Current liabilities
Accounts payable	29	45
Deferred revenue	5,986	1,300
Accrued liabilities and other current liabilities	804	1,776
Total current liabilities	6,819	3,121
Non-current liabilities
Deferred tax liabilities	—	238
Total non-current liabilities	—	238
Total liabilities	6,819	3,359

	For the years ended December 31,
	2016	2017	2018
Net revenues	52,215	25,302	2,902
Net (loss)/profit	(322)	1,646	(47)
Net cash provided by operating activities	1,043	539	281
Net cash used in investing activities	(3)	—	(1)
Net increase in cash and cash equivalents	1,040	539	280

Schedule of Estimated Fair Values of Financial Assets and Liabilities

	As of December 31, 2018
	Fair value measurements using
		Quoted
		prices
		in active	Significant
		market for	other	Significant
		identical	observable	Unobservable
	Total fair	assets	inputs	inputs
	value	(Level 1)	(Level 2)	(Level 3)
Short-term investments	17,427	—	17,427	—
Convertible notes at fair value	(34,837)	—	—	(34,837)
	(17,410)	—	17,427	(34,837)